Tax - Disclosure of deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 4,992	£ 6,321
Deferred tax liability	(13)	(18)
Net deferred tax asset	4,979	6,303
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	3,408	4,451
US Intermediate Holding Company Tax Group ('IHC Tax Group')
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,005	1,162
Barclays Bank PLC's US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	255	270
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 324	£ 438